UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-03196

Cash Reserve Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408
Date of fiscal year end:  12/31

Date of reporting period: 9/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2010 (Unaudited)

Cash Reserve Fund – Prime Series
Cash Reserve Fund – Prime Series (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets.  At September 30, 2010, the Fund owned approximately 4% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 20.2%
Abbey National Treasury Services PLC:
0.22%, 10/4/2010	100,000,000	100,000,000
0.295%, 10/4/2010	200,000,000	200,000,000
0.41%, 12/7/2010	124,000,000	124,000,000
0.41%, 12/10/2010	100,000,000	100,000,971
0.58%, 10/8/2010	50,000,000	50,002,913
Banco Bilbao Vizcaya Argentaria SA:
0.32%, 11/1/2010	227,000,000	227,000,000
0.43%, 10/19/2010	118,000,000	118,000,295
0.455%, 10/25/2010	328,900,000	328,901,095
Bank of Nova Scotia, 0.24%, 10/28/2010	191,700,000	191,700,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.4%, 10/19/2010	150,000,000	150,000,000
0.4%, 10/22/2010	25,000,000	25,000,000
0.54%, 2/2/2011	52,000,000	52,000,000
0.55%, 1/31/2011	200,000,000	200,000,000
0.57%, 11/9/2010	100,000,000	100,012,972
0.6%, 1/24/2011	50,000,000	50,000,000
BNP Paribas:
0.41%, 3/21/2011	100,000,000	100,004,734
0.51%, 2/11/2011	50,000,000	50,002,764
0.52%, 12/29/2010	75,000,000	75,001,845
0.53%, 4/12/2011	20,000,000	20,002,137
0.63%, 1/27/2011	250,000,000	250,000,000
Dexia Credit Local, 0.36%, 10/5/2010	138,944,000	138,944,000
Fortis Bank SA:
0.3%, 12/1/2010	88,500,000	88,500,000
0.32%, 12/27/2010	200,000,000	200,004,830
Intesa Sanpaolo SpA:
0.23%, 10/4/2010	100,000,000	100,000,000
0.25%, 10/4/2010	100,000,000	100,000,000
0.25%, 10/27/2010	168,500,000	168,500,000
KBC Bank NV:
0.51%, 10/22/2010	116,000,000	116,000,000
0.6%, 10/15/2010	50,000,000	50,000,000
0.65%, 11/15/2010	144,000,000	144,000,000
0.65%, 11/22/2010	290,000,000	290,000,000
Lloyds TSB Bank PLC:
0.47%, 10/27/2010	50,000,000	50,000,000
0.49%, 11/30/2010	200,000,000	200,000,000
0.53%, 11/29/2010	150,000,000	150,007,354
Mizuho Corporate Bank Ltd.:
0.28%, 1/7/2011	200,000,000	200,000,000
0.5%, 10/4/2010	150,000,000	150,000,000
Natixis:
0.25%, 10/8/2010	20,000,000	20,000,000
0.38%, 1/4/2011	115,000,000	115,000,000
0.53%, 10/28/2010	100,000,000	100,000,749
Nordea Bank Finland PLC:
0.52%, 2/22/2011	50,000,000	50,003,978
0.52%, 3/22/2011	45,000,000	45,023,565

Rabobank Nederland NV:
0.46%, 11/1/2010	15,000,000	15,000,065
0.52%, 1/21/2011	50,000,000	50,007,757
0.525%, 12/30/2010	89,000,000	89,005,545
0.55%, 2/1/2011	97,700,000	97,714,781
Royal Bank of Scotland NV:
0.36%, 1/21/2011	40,000,000	40,000,000
0.61%, 10/8/2010	114,000,000	114,000,000
Skandinaviska Enskilda Banken AB:
0.3%, 11/5/2010	50,000,000	50,000,000
0.31%, 11/5/2010	251,450,000	251,450,000
Societe Generale, 0.435%, 10/29/2010	50,000,000	50,005,633
Standard Chartered Bank, 0.465%, 10/29/2010	136,800,000	136,800,598
Sumitomo Mitsui Banking Corp.:
0.29%, 12/2/2010	220,000,000	220,000,000
0.45%, 10/13/2010	150,000,000	150,000,000
Toronto-Dominion Bank:
0.255%, 10/27/2010	21,500,000	21,500,692
0.28%, 10/28/2010	6,000,000	6,000,088
UBS AG, 0.56%, 10/1/2010	125,000,000	125,000,000
Unilever Capital Corp., 7.125%, 11/1/2010	9,500,000	9,555,355

Total Certificates of Deposit and Bank Notes (Cost $6,413,654,716)		6,413,654,716
Commercial Paper 37.1%
Issued at Discount **
Abbey National North America LLC:
0.47%, 11/15/2010	130,000,000	129,923,625
0.541%, 12/29/2010	120,000,000	119,839,800
0.6%, 12/10/2010	18,000,000	17,979,000
Amstel Funding Corp.:
0.37%, 11/26/2010	74,000,000	73,957,409
0.38%, 11/22/2010	63,000,000	62,965,420
0.38%, 11/26/2010	29,500,000	29,482,562
0.4%, 10/22/2010	95,000,000	94,977,833
Amsterdam Funding Corp., 144A, 0.28%, 10/12/2010	10,000,000	9,999,144
Antalis US Funding Corp.:
144A, 0.28%, 10/1/2010	87,440,000	87,440,000
144A, 0.3%, 10/29/2010	4,000,000	3,999,067
144A, 0.32%, 10/27/2010	37,658,000	37,649,297
144A, 0.34%, 11/30/2010	26,200,000	26,185,153
144A, 0.35%, 10/14/2010	42,000,000	41,994,692
144A, 0.36%, 10/18/2010	60,000,000	59,989,800
Argento Variable Funding:
144A, 0.28%, 10/7/2010	33,000,000	32,998,460
144A, 0.31%, 11/1/2010	28,000,000	27,992,526
144A, 0.37%, 1/20/2011	50,000,000	49,942,958
144A, 0.39%, 10/26/2010	7,000,000	6,998,104
144A, 0.47%, 10/21/2010	48,000,000	47,987,467
144A, 0.48%, 10/20/2010	95,000,000	94,975,933
144A, 0.48%, 12/1/2010	43,200,000	43,164,864
ASB Finance Ltd.:
0.42%, 3/14/2011	22,000,000	21,957,907
0.501%, 2/9/2011	74,300,000	74,164,815
Atlantic Asset Securitization LLC, 144A, 0.25%, 11/2/2010	25,000,000	24,994,444
Atlantis One Funding Corp., 144A, 0.24%, 10/5/2010	175,000,000	174,995,333
Banco Bilbao Vizcaya Argentaria SA:
0.31%, 10/14/2010	500,000	499,944
0.34%, 10/4/2010	157,000,000	156,995,552
0.39%, 10/18/2010	125,000,000	124,976,979
0.42%, 10/19/2010	148,000,000	147,968,920
0.45%, 11/18/2010	85,000,000	84,949,000
BNP Paribas Finance, Inc., 0.14%, 10/1/2010	502,463,000	502,463,000
BNZ International Funding Ltd.:
144A, 0.44%, 2/17/2011	50,000,000	49,915,056
144A, 0.46%, 1/28/2011	80,000,000	79,878,356
144A, 0.52%, 1/21/2011	98,500,000	98,340,649
BPCE SA:
0.47%, 11/8/2010	61,000,000	60,969,737
0.61%, 11/22/2010	25,000,000	24,977,972
Cancara Asset Securitisation LLC:
144A, 0.3%, 10/15/2010	90,000,000	89,989,500
144A, 0.3%, 10/20/2010	74,490,000	74,478,206
144A, 0.3%, 12/8/2010	50,000,000	49,971,667
Clipper Receivables Co., LLC, 0.28%, 10/12/2010	200,000,000	199,982,889
Commonwealth Bank of Australia, 144A, 0.29%, 11/16/2010	175,000,000	174,935,153
DnB NOR Bank ASA, 0.25%, 12/20/2010	101,600,000	101,543,556
ENI Coordination Center SA:
0.39%, 10/15/2010	35,000,000	34,994,692
0.45%, 10/22/2010	100,000,000	99,973,750
0.51%, 10/29/2010	11,100,000	11,095,597
General Electric Capital Corp.:
0.23%, 11/8/2010	150,000,000	149,963,583
0.25%, 11/29/2010	100,000,000	99,959,028
0.44%, 11/5/2010	100,000,000	99,957,222
General Electric Capital Services, Inc.:
0.24%, 12/8/2010	25,000,000	24,988,667
0.25%, 11/30/2010	125,000,000	124,947,917
0.27%, 11/16/2010	200,000,000	199,931,000
0.45%, 11/4/2010	50,000,000	49,978,750
General Electric Co., 0.17%, 10/1/2010	200,000,000	200,000,000
Grampian Funding LLC:
144A, 0.33%, 12/13/2010	24,000,000	23,983,940
144A, 0.43%, 11/1/2010	189,800,000	189,729,721
144A, 0.43%, 11/30/2010	66,000,000	65,952,700
144A, 0.45%, 10/29/2010	137,000,000	136,952,050
144A, 0.47%, 10/22/2010	76,387,000	76,366,057
144A, 0.47%, 12/2/2010	35,000,000	34,971,669
144A, 0.53%, 10/14/2010	216,000,000	215,958,660
144A, 0.56%, 10/1/2010	43,743,000	43,743,000
Hannover Funding Co., LLC:
0.47%, 10/18/2010	36,000,000	35,992,010
0.5%, 10/18/2010	76,000,000	75,982,055
0.52%, 10/1/2010	16,950,000	16,950,000
Hewlett-Packard Co., 0.2%, 10/4/2010	27,250,000	27,249,546
ING (US) Funding LLC, 0.18%, 10/6/2010	100,000,000	99,997,500
Johnson & Johnson, 144A, 0.25%, 1/20/2011	14,000,000	13,989,208
KBC Financial Products International Ltd.:
144A, 0.5%, 11/22/2010	11,494,000	11,485,699
144A, 0.6%, 10/4/2010	35,400,000	35,398,230
144A, 0.6%, 10/8/2010	26,000,000	25,996,967
Kreditanstalt fuer Wiederaufbau, 144A, 0.18%, 10/28/2010	5,000,000	4,999,325
LMA Americas LLC:
144A, 0.26%, 10/8/2010	19,869,000	19,867,996
144A, 0.26%, 10/27/2010	49,059,000	49,049,788
144A, 0.27%, 10/12/2010	16,700,000	16,698,622
144A, 0.27%, 10/13/2010	98,700,000	98,691,117
Matchpoint Master Trust:
0.24%, 10/12/2010	60,000,000	59,995,600
0.26%, 10/12/2010	77,065,000	77,058,878
0.35%, 11/10/2010	65,735,000	65,709,436
0.36%, 11/5/2010	115,000,000	114,959,750
Natixis US Finance Co., LLC, 0.41%, 11/9/2010	55,000,000	54,975,571
Nestle Finance International Ltd., 0.32%, 10/13/2010	100,000,000	99,989,333
New York Life Capital Corp.:
144A, 0.21%, 10/4/2010	35,000,000	34,999,387
144A, 0.21%, 10/7/2010	28,000,000	27,999,020
144A, 0.21%, 10/12/2010	40,211,000	40,208,420
Nieuw Amsterdam Receivables Corp.:
144A, 0.26%, 10/20/2010	50,000,000	49,993,139
144A, 0.27%, 10/4/2010	50,000,000	49,998,875
144A, 0.27%, 10/29/2010	72,727,000	72,711,727
144A, 0.33%, 10/1/2010	51,187,000	51,187,000
Nordea North America, Inc., 0.49%, 1/20/2011	195,000,000	194,705,388
NRW.Bank:
0.41%, 10/12/2010	100,000,000	99,987,472
0.41%, 2/8/2011	25,000,000	24,962,986
0.42%, 10/6/2010	38,000,000	37,997,783
0.42%, 10/12/2010	138,000,000	137,982,290
0.42%, 11/5/2010	200,000,000	199,918,333
0.43%, 10/22/2010	100,000,000	99,974,917
0.43%, 3/31/2011	64,250,000	64,111,095
0.45%, 11/5/2010	100,000,000	99,956,250
0.5%, 10/15/2010	64,800,000	64,787,400
0.51%, 10/8/2010	76,000,000	75,992,463
0.53%, 10/4/2010	92,000,000	91,995,937
PepsiCo, Inc.:
0.18%, 10/1/2010	50,000,000	50,000,000
0.18%, 10/6/2010	75,000,000	74,998,125
0.2%, 11/12/2010	50,000,000	49,988,333
0.22%, 11/15/2010	100,000,000	99,972,500
Procter & Gamble Co.:
0.24%, 10/4/2010	65,000,000	64,998,700
0.24%, 10/8/2010	70,000,000	69,996,733
0.25%, 10/14/2010	80,000,000	79,992,778
0.25%, 11/1/2010	50,000,000	49,989,236
0.27%, 11/17/2010	75,000,000	74,973,562
0.27%, 1/14/2011	44,000,000	43,965,350
0.27%, 1/18/2011	100,000,000	99,918,250
Procter & Gamble International Funding SCA:
144A, 0.17%, 10/28/2010	5,000,000	4,999,363
144A, 0.19%, 10/1/2010	50,000,000	50,000,000
Romulus Funding Corp.:
144A, 0.3%, 10/1/2010	11,330,000	11,330,000
144A, 0.45%, 10/29/2010	14,000,000	13,995,100
144A, 0.46%, 10/1/2010	32,050,000	32,050,000
Santander Central Hispano Finance Delaware, Inc.:
0.525%, 11/12/2010	150,000,000	149,908,125
0.535%, 11/15/2010	147,000,000	146,901,694
Scaldis Capital LLC:
0.26%, 11/2/2010	100,000,000	99,976,889
0.27%, 10/4/2010	77,000,000	76,998,267
0.27%, 10/22/2010	100,000,000	99,984,250
0.28%, 10/27/2010	20,500,000	20,495,854
0.32%, 10/4/2010	45,000,000	44,998,800
0.34%, 10/4/2010	45,200,000	45,198,719
0.34%, 10/25/2010	24,500,000	24,494,447
0.34%, 10/27/2010	189,500,000	189,452,355
Shell International Finance BV:
0.4%, 2/25/2011	50,000,000	49,918,333
0.45%, 1/5/2011	48,500,000	48,441,800
0.5%, 2/4/2011	80,400,000	80,259,300
Skandinaviska Enskilda Banken AB:
0.3%, 10/4/2010	62,000,000	61,998,450
0.35%, 10/14/2010	30,000,000	29,996,208
0.355%, 10/8/2010	100,000,000	99,993,097
0.39%, 10/5/2010	286,200,000	286,187,598
Societe Generale North America, Inc., 0.2%, 10/1/2010	248,967,000	248,967,000
Standard Chartered Bank:
0.32%, 12/10/2010	100,000,000	99,937,778
0.42%, 11/5/2010	125,000,000	124,948,958
0.6%, 10/1/2010	125,000,000	125,000,000
Starbird Funding Corp., 144A, 0.55%, 10/1/2010	75,000,000	75,000,000
Straight-A Funding LLC:
144A, 0.25%, 11/9/2010	50,072,000	50,058,439
144A, 0.25%, 12/13/2010	34,584,000	34,566,468
144A, 0.27%, 11/4/2010	69,554,000	69,536,264
144A, 0.27%, 11/15/2010	50,368,000	50,351,001
144A, 0.28%, 11/3/2010	132,419,000	132,385,012
144A, 0.35%, 10/12/2010	15,000,000	14,998,396
Tasman Funding, Inc.:
144A, 0.32%, 11/15/2010	10,571,000	10,566,772
144A, 0.32%, 12/9/2010	31,750,000	31,730,527
144A, 0.36%, 10/27/2010	20,808,000	20,802,590
Toyota Credit de Puerto Rico:
0.27%, 10/29/2010	43,000,000	42,990,970
0.29%, 12/7/2010	10,000,000	9,994,603
Toyota Motor Credit Corp., 0.28%, 12/3/2010	100,000,000	99,951,000
United Parcel Service, Inc., 144A, 0.07%, 10/5/2010	5,000,000	4,999,961
Victory Receivables Corp.:
144A, 0.25%, 10/12/2010	149,185,000	149,173,604
144A, 0.259%, 10/13/2010	99,048,000	99,039,416
Walt Disney Co., 0.18%, 10/8/2010	25,000,000	24,999,125

Total Commercial Paper (Cost $11,773,716,365)		11,773,716,365
Government & Agency Obligations 5.6%
Other Government Related (a) 0.3%
Bank of America NA, FDIC Guaranteed, 1.7%, 12/23/2010	50,000,000	50,149,252
International Bank for Reconstruction & Development:
0.307% *, 7/13/2011	6,500,000	6,501,562
0.468% *, 3/4/2011	5,500,000	5,505,523
JPMorgan Chase & Co., FDIC Guaranteed, 2.625%, 12/1/2010	40,000,000	40,150,729

		102,307,066
US Government Sponsored Agencies 3.9%
Federal Home Loan Bank:
0.124% **, 10/22/2010	1,148,000	1,147,913
0.145% **, 10/29/2010	16,160,000	16,158,115
0.25%, 12/21/2010	12,000,000	11,997,430
0.27%, 10/26/2010	100,000,000	99,998,183
0.375%, 10/26/2010	17,600,000	17,601,100
Step-up Coupon, 0.375% to 10/16/2010, 0.5% to 1/16/2011, 0.875% to 4/16/2011, 1.125% to 5/11/2011	100,000,000	100,000,000
0.43%, 10/5/2010	25,000,000	25,000,916
0.48%, 10/25/2010	22,500,000	22,502,900
0.5%, 11/23/2010	20,000,000	20,004,206
0.52%, 4/12/2011	22,500,000	22,500,000
Federal Home Loan Mortgage Corp.:
0.187% **, 11/17/2010	181,000,000	180,955,102
0.219% **, 3/9/2011	150,000,000	149,854,250
0.238% **, 1/18/2011	35,000,000	34,974,567
0.27% **, 10/26/2010	72,700,000	72,685,864
0.326% **, 12/7/2010	20,000,000	19,987,717
0.326% **, 12/17/2010	20,000,000	19,985,883
0.336% **, 12/15/2010	40,000,000	39,971,667
Federal National Mortgage Association:
0.156% *, 7/27/2011	33,800,000	33,781,715
0.238% **, 1/19/2011	40,000,000	39,970,667
0.247% **, 12/13/2010	25,000,000	24,987,326
0.259% **, 10/25/2010	100,000,000	99,982,000
0.272% **, 11/1/2010	47,350,000	47,338,583
0.297% **, 1/18/2011	87,500,000	87,420,521
0.487% **, 4/7/2011	3,235,000	3,226,722
5.5%, 3/15/2011	33,050,000	33,790,243

		1,225,823,590
US Treasury Obligations 1.4%
US Treasury Bills:
0.096% **, 10/14/2010	1,282,000	1,281,956
0.096% **, 10/21/2010	2,448,000	2,447,871
0.096% **, 11/18/2010	3,503,000	3,502,556
0.101% **, 10/14/2010	2,000	2,000
0.11% **, 11/18/2010	420,000	419,938
0.117% **, 1/20/2011	1,015,000	1,014,640
0.137% **, 1/20/2011	698,000	697,710
0.124% **, 12/2/2010	3,151,000	3,150,322
0.125% **, 1/20/2011	245,000	244,906
0.127% **, 10/21/2010	2,000,000	1,999,861
0.13% **, 12/9/2010	9,000,000	8,997,930
0.13% **, 1/20/2011	2,751,000	2,749,897
0.13% **, 1/27/2011	9,000,000	8,996,165
0.132% **, 12/16/2010	436,000	435,880
0.139% **, 11/4/2010	247,000	246,967
0.14% **, 11/4/2010	387,000	386,949
0.14% **, 11/26/2010	5,000,000	4,999,067
0.145% **, 10/14/2010	35,259,000	35,257,154
0.145% **, 10/28/2010	1,515,000	1,514,835
0.147% **, 11/12/2010	869,000	868,853
0.147% **, 11/18/2010	4,510,000	4,509,128
0.149% **, 1/6/2011	58,500,000	58,476,356
0.15% **, 10/14/2010	40,000,000	39,997,833
0.15% **, 1/27/2011	2,005,000	2,004,014
0.155% **, 1/13/2011	2,000,000	1,999,105
0.157% **, 1/13/2011	41,016,000	40,997,634
0.165% **, 12/9/2010	948,000	947,700
0.172% **, 1/6/2011	66,981,000	66,949,868
0.18% **, 2/17/2011	95,000,000	94,933,975
0.185% **, 1/6/2011	3,621,000	3,619,195
0.19% **, 11/4/2010	17,878,000	17,874,792
US Treasury Notes:
1.25%, 11/30/2010	25,000,000	25,039,189
4.5%, 2/28/2011	14,850,000	15,100,439

		451,664,685

Total Government & Agency Obligations (Cost $1,779,795,341)		1,779,795,341
Short Term Notes * 15.1%
Abbey National Treasury Services PLC, 0.297%, 12/10/2010	4,500,000	4,497,750
ASB Finance Ltd., 144A, 0.377%, 1/14/2011	50,000,000	50,001,451
Bank of Nova Scotia:
0.266%, 11/23/2010	35,700,000	35,700,000
0.37%, 9/12/2011	104,450,000	104,450,000
Barclays Bank PLC:
144A, 0.407%, 2/7/2011	100,000,000	100,000,000
0.426%, 10/22/2010	307,450,000	307,450,000
0.657%, 4/21/2011	240,000,000	240,000,000
Bayerische Landesbank, 0.316%, 10/24/2011	40,000,000	40,000,000
Canadian Imperial Bank of Commerce:
0.257%, 10/15/2010	50,000,000	50,000,000
0.257%, 12/13/2010	100,000,000	100,000,000
0.39%, 11/8/2010	125,000,000	125,000,000
0.46%, 4/26/2011	199,850,000	199,850,000
0.51%, 11/22/2010	35,000,000	35,000,000
Dexia Credit Local, 1.624%, 4/18/2011	115,000,000	115,006,643
Intesa Sanpaolo SpA, 0.315%, 10/18/2010	75,000,000	74,999,466
JPMorgan Chase Bank NA, 0.256%, 5/31/2011	191,200,000	191,200,000
Kreditanstalt fuer Wiederaufbau, 0.57%, 3/2/2011	7,860,000	7,871,173
National Australia Bank Ltd.:
144A, 0.286%, 1/27/2011	160,000,000	160,000,000
0.317%, 6/10/2011	200,000,000	200,000,000
Natixis:
0.457%, 12/14/2010	38,000,000	38,000,000
0.519%, 11/1/2010	235,000,000	235,000,000
0.53%, 11/5/2010	151,000,000	151,000,000
0.549%, 12/1/2010	105,000,000	105,000,000
Rabobank Nederland NV:
0.246%, 11/22/2010	52,500,000	52,500,000
0.257%, 3/11/2011	50,000,000	50,000,000
0.316%, 4/26/2011	100,000,000	100,000,000
0.444%, 8/8/2011	238,200,000	238,200,000
144A, 0.446%, 9/16/2011	75,000,000	75,000,000
144A, 1.781%, 4/7/2011	278,000,000	278,000,000
Royal Bank of Canada:
0.256%, 2/24/2011	50,000,000	50,000,000
0.257%, 3/10/2011	100,000,000	100,000,000
0.257%, 3/14/2011	50,000,000	50,000,000
0.282%, 5/13/2011	100,000,000	100,000,000
0.41%, 8/12/2011	115,000,000	115,000,000
0.465%, 11/24/2010	70,000,000	70,000,000
0.689%, 6/23/2011	12,210,000	12,246,099
1.131%, 7/29/2011	2,000,000	2,011,268
Societe Generale, 0.33%, 11/16/2010	183,800,000	183,800,000
Standard Chartered Bank, 0.44%, 10/28/2010	34,000,000	34,000,000
Toronto-Dominion Bank:
0.256%, 10/29/2010	3,000,000	3,000,005
0.257%, 11/5/2010	5,750,000	5,750,003
0.257%, 2/4/2011	208,000,000	208,000,000
Westpac Banking Corp.:
0.28%, 10/12/2010	100,000,000	100,000,000
0.3%, 1/10/2011	130,000,000	130,000,000
144A, 0.307%, 12/13/2010	100,000,000	100,000,000
0.507%, 4/14/2011	65,000,000	65,000,000

Total Short Term Notes (Cost $4,792,533,858)		4,792,533,858
Time Deposits 15.7%
Bank of Nova Scotia, 0.1%, 10/1/2010	500,000,000	500,000,000
Branch Banking & Trust Co., 0.15%, 10/1/2010	1,000,000,000	1,000,000,000
Citibank NA, 0.19%, 10/1/2010	794,349,000	794,349,000
KBC Bank NV, 0.11%, 10/1/2010	490,000,000	490,000,000
Societe Generale, 0.23%, 10/4/2010	480,000,000	480,000,000
Svenska Handelsbanken AB, 0.15%, 10/1/2010	1,212,600,000	1,212,600,000
Wells Fargo Bank NA, 0.08%, 10/1/2010	500,000,000	500,000,000

Total Time Deposits (Cost $4,976,949,000)		4,976,949,000
Municipal Bonds and Notes 5.3%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, The College of St. Rose, Series A, 0.29% ***, 7/1/2037, Bank of America NA (b) (c)	13,740,000	13,740,000
Arizona, Health Facilities Authority Revenue, Banner Health System, Series B, 0.27% ***, 1/1/2035, Scotiabank (c)	13,760,000	13,760,000
Blount County, TN, Public Building Authority, Local Government Public Improvement:
Series E-5-B, 0.27% ***, 6/1/2042, Branch Banking & Trust (c)	32,000,000	32,000,000
Series E-5-A, 0.28% ***, 6/1/2030, Branch Banking & Trust (c)	35,700,000	35,700,000
California, Health Facilities Financing Authority Revenue, Wells Fargo Stage Trust, Series 72C, 144A, 0.26% ***, 8/15/2039	28,275,000	28,275,000
California, Housing Finance Agency Revenue, Series A, AMT, 0.26% ***, 8/1/2035	9,520,000	9,520,000
Chicago, IL, Midway Airport Revenue, Series B, AMT, 0.33% ***, 1/1/2029, JPMorgan Chase Bank (c)	29,000,000	29,000,000
Cohoes, NY, Industrial Development Agency, Urban Cultural Park Facility Revenue, Eddy Cohoes Project, 0.28% ***, 12/1/2033, Bank of America NA (c)	5,000,000	5,000,000
Colorado, Housing & Finance Authority, Series I-A1, 144A, 0.3% ***, 10/1/2036	21,000,000	21,000,000
Colorado, Housing & Finance Authority, Single Family Program, Series I-A1, 0.41% ***, 11/1/2034	9,800,000	9,800,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series B1, 0.25% ***, 5/1/2038	44,535,000	44,535,000
"I", Series A-2, 0.3% ***, 5/1/2038	27,145,000	27,145,000
Connecticut, State Health & Educational Facilities Authority Revenue, Danbury Hospital, Series J, 144A, 0.24% ***, 7/1/2036, Wells Fargo Bank NA (c)	20,020,000	20,020,000
Delaware, State Health Facilities Authority Revenue, Bayhealth Medical Center, Inc., Series C, 144A, 0.28% ***, 7/1/2039, Wells Fargo Bank NA (c)	6,240,000	6,240,000
District of Columbia, Metropolitan Washington Airport Authority Systems, Series C-1, 144A, AMT, 0.29% ***, 10/1/2033, Barclays Bank PLC (c)	66,750,000	66,750,000
District of Columbia, University Revenue, Wells Fargo Stage Trust, Series 57C, 144A, 0.27% ***, 4/1/2034	24,995,000	24,995,000
Florida, Jacksonville Electric Systems Revenue, Series 3D-2-B, 0.26% ***, 10/1/2037	23,945,000	23,945,000
Florida, Lee Memorial Heath Systems Hospital Revenue, Series B, 0.31% ***, 4/1/2033, Bank of America NA (c)	17,500,000	17,500,000
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series B-2, 0.23% ***, 9/1/2035	26,535,000	26,535,000
Illinois, Development Finance Authority Revenue, Chicago Symphony Project, 0.24% ***, 12/1/2033, Bank One NA (c)	11,000,000	11,000,000
Illinois, Educational Facilities Authority Revenues, Field Museum of Natural History, 144A, 0.25% ***, 11/1/2032, Bank of America NA (c)	16,500,000	16,500,000
Illinois, Finance Authority Revenue, "A", 144A, 0.27% ***, 12/1/2042	3,120,000	3,120,000
Illinois, Finance Authority Revenue, Rehabilitation Institute of Chicago, Series B, 0.23% ***, 4/1/2032, JPMorgan Chase Bank (c)	17,600,000	17,600,000
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.28% ***, 1/15/2025 (b)	7,530,000	7,530,000
Indiana, State Finance Authority Revenue, Ascension Health Credit Group, Series E-7, 144A, 0.23% ***, 11/15/2033	20,100,000	20,100,000
Indiana, State Finance Authority, Environmental Revenue, Duke Energy Indiana, Inc. Project, Series A-5, 0.28% ***, 10/1/2040, Bank of America NA (c)	9,600,000	9,600,000
Iowa, Finance Authority Health Facilities Revenue, Great River Medical Center Project, 0.34% ***, 6/1/2027, JPMorgan Chase Bank (c)	22,690,000	22,690,000
Iowa, Finance Authority Health Facilities Revenue, Iowa Health Systems, Series E, 0.31% ***, 7/1/2039, Bank of America NA (c)	4,900,000	4,900,000
Kansas, State Department of Transportation Highway Revenue, Series A-2, 0.24% ***, 9/1/2014	28,900,000	28,900,000
Kansas City, MO, Special Obligation, H. ROE Bartle Scout Reservation, Series E, 0.28% ***, 4/15/2034, Bank of America NA (c)	23,900,000	23,900,000
Los Angeles County, CA, Multifamily Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.29% ***, 12/1/2032	15,800,000	15,800,000
Maine, State Housing Authority, Mortgage Purchase Revenue, Series D, AMT, 0.33% ***, 11/15/2042	10,000,000	10,000,000
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series A, 0.29% ***, 9/1/2037, Bank of America NA (c)	10,765,000	10,765,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.26% ***, 10/1/2030, RBS Citizens NA (c)	27,355,000	27,355,000
Massachusetts, State General Obligation:
Series A, 0.3% ***, 9/1/2016	31,845,000	31,845,000
Series B, 0.32% ***, 3/1/2026	7,400,000	7,400,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Pool Loan Program, Series N, 0.33% ***, 2/1/2038, TD Bank NA (c)	4,385,000	4,385,000
Mississippi, Business Finance Corp., Gulf Opportunity Zone, SG Resources Mississippi LLC Project, 144A, 0.26% ***, 8/1/2035, SunTrust Bank (c)	20,000,000	20,000,000
Missouri, Bi-State Development Agency, Illinois Metropolitan District Revenue, Metrolink, Series A, 0.28% ***, 10/1/2035, JPMorgan Chase Bank (c)	8,000,000	8,000,000
Missouri, State Health & Educational Facilities Authority Revenue, St. Francis Medical Center, Series A, 0.34% ***, 6/1/2026, Bank of America NA (c)	5,885,000	5,885,000
Montgomery County, PA, General Obligation, Series A, 0.27% ***, 8/15/2024	15,775,000	15,775,000
Nashville & Davidson County, TN, Metropolitan Government, Health & Educational Facilities Board Revenue, Vanderbilt University, Series A, 0.22% ***, 10/1/2030	24,150,000	24,150,000
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series V-3, 144A, 0.23% ***, 3/1/2026, Bank of Nova Scotia (c)	9,150,000	9,150,000
New Jersey, Health Care Facilities Financing Authority Revenue, Children's Specialized Hospital, Series B, 144A, 0.22% ***, 7/1/2036, Wells Fargo Bank NA (c)	14,445,000	14,445,000
New Jersey, Health Care Facilities Financing Authority Revenue, Southern Ocean County Hospital, 144A, 0.22% ***, 7/1/2036, Wells Fargo Bank NA (c)	5,245,000	5,245,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, St. John's University, Series B-2, 0.23% ***, 7/1/2037, Bank of America NA (c)	32,000,000	32,000,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York, Inc.:
Series A-1, 144A, 0.24% ***, 5/1/2039, Mizuho Corporate Bank (c)	22,800,000	22,800,000
Series C-3, 144A, AMT, 0.24% ***, 11/1/2039, Mizuho Corporate Bank (c)	24,500,000	24,500,000
Series A-2, 144A, 0.25% ***, 5/1/2039, Mizuho Corporate Bank (c)	21,100,000	21,100,000
New York, State Housing Finance Agency Revenue, 316 Eleventh Avenue Housing, Series A, AMT, 0.26% ***, 5/15/2041	48,500,000	48,500,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 0.28% ***, 5/15/2036	55,950,000	55,950,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue:
Series 135, AMT, 0.32% ***, 4/1/2037	5,600,000	5,600,000
Series 150, AMT, 0.32% ***, 10/1/2037	33,390,000	33,390,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 144A, 0.29% ***, 1/1/2032	88,445,000	88,445,000
New York, Triborough Bridge & Tunnel Authority Revenues, Wells Fargo Stage Trust, Series 11C, 144A, 0.27% ***, 11/15/2037	24,610,000	24,610,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue:
Series F1A, 0.23% ***, 6/15/2035	30,500,000	30,500,000
Series F-1, 0.3% ***, 6/15/2033	8,000,000	8,000,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series CC-2, 0.21% ***, 6/15/2038	5,895,000	5,895,000
New York, NY, General Obligation:
Series C-4, 0.25% ***, 8/1/2020, BNP Paribas (c)	46,150,000	46,150,000
Series G-4, 0.26% ***, 3/1/2039	45,000,000	45,000,000
Series H-2, 0.3% ***, 8/1/2014 (b)	14,500,000	14,500,000
Series I-8, 0.33% ***, 4/1/2036, Bank of America NA (c)	10,870,000	10,870,000
Series J12, 0.45% ***, 8/1/2029	50,280,000	50,280,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Forsyth Country Day School, 0.27% ***, 12/1/2031, Branch Banking & Trust (c)	12,775,000	12,775,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, Lenoir Memorial Hospital Project, 144A, 0.27% ***, 4/1/2036, Branch Banking & Trust (c)	2,500,000	2,500,000
Oklahoma, State Turnpike Authority Revenue, Series D, 0.24% ***, 1/1/2028	2,210,000	2,210,000
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, 0.28% ***, 7/1/2037, Bank of America NA (c)	26,665,000	26,665,000
Texas, Lower Neches Valley Authority, Industrial Development Corp., Exempt Facilities Revenue, ExxonMobil Corp. Project, Series B, AMT, 0.25% ***, 11/1/2029	29,000,000	29,000,000
Texas, State Veterans Housing Assistance Fund II, Series C, 0.27% ***, 6/1/2031	11,700,000	11,700,000
Texas, University of Houston Revenues, Consolidated Systems, 0.24% ***, 2/15/2024	8,565,000	8,565,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.24% ***, 7/1/2037, Bank of Scotland (c)	17,500,000	17,500,000
Tulsa, OK, Airports Improvement Trust, Special Facility Revenue, Bizjet International Sales & Support, Inc., 144A, AMT, 0.29% ***, 8/1/2018, Landesbank Hessen-Thuringen (c)	7,000,000	7,000,000
University of California Revenues, 0.314%, 12/15/2010	40,000,000	39,974,167
University of New Mexico, Systems Improvement Revenues, 0.27% ***, 6/1/2026	41,020,000	41,020,000
University of Texas, Financing Systems Revenues, Series B, 0.22% ***, 8/1/2039	40,275,000	40,275,000
Washington, State Housing Finance Commission, Nonprofit Revenue, St. Thomas School Project, Series B, 0.27% ***, 7/1/2036, Bank of America NA (c)	10,510,000	10,510,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.25% ***, 3/1/2033 (d)	15,300,000	15,300,000
Wisconsin, University Hospitals & Clinics Authority Revenue, Series B, 0.24% ***, 4/1/2029, US Bank NA (c)	5,330,000	5,330,000

Total Municipal Bonds and Notes (Cost $1,669,914,167)		1,669,914,167
Repurchase Agreements 1.0%
Banc of America Securities LLC, 0.24%, dated 9/30/2010, to be repurchased at $57,561,741 on 10/1/2010 (e)	57,561,357	57,561,357
Barclays Capital PLC, 0.22%, dated 9/30/2010, to be repurchased at $200,001,222 on 10/1/2010 (f)	200,000,000	200,000,000
JPMorgan Securities, Inc., 0.23%, dated 9/30/2010, to be repurchased at $12,583,058 on 10/1/2010 (g)	12,582,978	12,582,978
Morgan Stanley & Co., Inc., 0.27%, dated 9/30/2010, to be repurchased at $25,000,188 on 10/1/2010 (h)	25,000,000	25,000,000

Total Repurchase Agreements (Cost $295,144,335)		295,144,335

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $31,701,707,782) †	100.0	31,701,707,782
Other Assets and Liabilities, Net	0.0	8,273,807

Net Assets	100.0	31,709,981,589

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of September 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of September 30, 2010.

†	The cost for federal income tax purposes was $31,701,707,782.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.

(b)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
National Public Finance Guarantee Corp.	0.1

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(c)	Security incorporates a letter of credit from the bank listed.
(d)	Federal and state taxable issue.
(e)	Collateralized by $55,596,324 Federal National Mortgage Association, 4.5%, maturing on 10/1/2040 with a value of $59,288,198.
(f)	Collateralized by $180,306,200 US Treasury Bond, 4.375%, maturing on 2/15/2038 with a value of $204,000,012.
(g)	Collateralized by $17,280,000 US Treasury STRIPS, Zero Coupon, maturing on 2/15/2021 with a value of $12,834,893.
(h)	Collateralized by $24,345,652 Federal National Mortgage Association, 5.0%, maturing on 4/1/2038 with a value of $25,750,001.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
FDIC: Federal Deposit Insurance Corp.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(i)	$—	$31,406,563,447	$—	$31,406,563,447
Repurchase Agreements	—	295,144,335	—	295,144,335
Total	$—	$31,701,707,782	$—	$31,701,707,782

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(i)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prime Series, a series of Cash Reserve Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010